As filed with the Securities and Exchange Commission on May 20, 2019

Securities Act File No. 33-61254

Investment Company Act File No. 811-07644

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.
Post-Effective Amendment No. 37	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 39	X

 GABELLI CAPITAL SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

        Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq. Gabelli Capital Series Funds, Inc. One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

 X       immediately upon filing pursuant to paragraph (b); or

           on __________ pursuant to paragraph (b); or

           60 days after filing pursuant to paragraph (a)(1); or

           on __________ pursuant to paragraph (a)(1); or

           75 days after filing pursuant to paragraph (a)(2); or

           on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI CAPITAL SERIES FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 20th day of May, 2019.

GABELLI CAPITAL SERIES FUNDS, INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 37 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman of the Board and Chief Investment Officer	May 20, 2019

/s/ Bruce N. Alpert Bruce N. Alpert	President (Principal Executive Officer)	May 20, 2019

/s/ John C. Ball John C. Ball	Treasurer (Principal Financial and Accounting Officer)	May 20, 2019

Clarence A. Davis* Clarence A. Davis	Director	May 20, 2019

Mary E. Hauck* Mary E. Hauck	Director	May 20, 2019

William F. Heitmann* William F. Heitmann	Director	May 20, 2019

Kuni Nakamura* Kuni Nakamura	Director	May 20, 2019

Anthony R. Pustorino* Anthony R. Pustorino	Director	May 20, 2019

Werner J. Roeder* Werner J. Roeder	Director	May 20, 2019

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	May 20, 2019

Daniel E. Zucchi* Daniel E. Zucchi	Director	May 20, 2019

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

              Exhibit Index

Exhibit No. Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase